Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2020
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 26, 2020
Document Effective Date	Jul. 01, 2020
Prospectus Date	Jul. 01, 2020
Arin Large Cap Theta Fund | Institutional Class Shares
Prospectus:
Trading Symbol	AVOLX
Arin Large Cap Theta Fund | Advisor Class Shares
Prospectus:
Trading Symbol	AVOAX